Investments (Details 1) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale, Amortized Cost	$ 29,455	$ 29,856	$ 10,650
Debt Securities, Available-for-sale, Fair Value	30,571	29,569	10,667
Due In One Year Or Less [Member]
Debt Securities, Available-for-sale, Amortized Cost	3,006
Debt Securities, Available-for-sale, Fair Value	3,045
Due After One Year Through Ten Years [Member]
Debt Securities, Available-for-sale, Amortized Cost	17,470	20,473
Debt Securities, Available-for-sale, Fair Value	18,259	20,693
Due After Ten Years [Member]
Debt Securities, Available-for-sale, Amortized Cost	8,742	8,744
Debt Securities, Available-for-sale, Fair Value	9,014	8,223
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	237	639	1,598
Debt Securities, Available-for-sale, Fair Value	$ 252	$ 653	$ 1,713